DIVIDENDS	12 Months Ended
Mar. 31, 2025
Dividends
DIVIDENDS

15. DIVIDENDS

On March 31, 2024, prior to the reorganisation and the Company’s initial public offering, our subsidiary Vantage Shipbrokers Pte. Ltd. declared interim dividends totaling US$354,930 payable to its then controlling shareholders of which US$136,146 was offset against amount due from directors and US$218,784 was paid on October 3, 2023 and interim dividends totaling US$6,950,392 payable to its then controlling shareholders on April 23, 2024.

On March 31, 2025, prior to the reorganisation and the Company’s initial public offering, our subsidiary Vantage Shipbrokers Pte. Ltd. declared interim dividends totaling US$11,849,995 payable to its then controlling shareholders of which US$774,720 was offset against amount due from directors and US$4,474,273 was paid on February 22, 2025.

	For the Year Ended March 31,
	2024	2025
	US$	US$

Dividends on ordinary shares proposed:
-Interim tax-exempt (one-tier) dividends for 2024 and 2025	7,305,322	11,849,995